Mergers and acquisitions (Details Narrative) - CAD ($)							12 Months Ended
	Nov. 22, 2021	Sep. 03, 2021	Aug. 30, 2021	Jun. 21, 2021	May 01, 2021	Aug. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Revenue							$ 167,364,286	$ 72,963,481
Business combinations [member]
IfrsStatementLineItems [Line Items]
Interest costs incurred							1,490,463	1,882,081
Revenue							177,223,858	127,805,084
Net income (loss)							50,708,448	$ 27,367,853
Vedatis S P A [Member]
IfrsStatementLineItems [Line Items]
Description of acquisition					i) a cash payment of Euro €3,500,000, subject to a Euro €100,000 target working capital adjustment, which was paid on April 28, 2021, (ii) the issuance of Euro €1,500,000 of common shares of the Company, for which 226,563 common shares were issued on May 4, 2021, (iii) a cash payment of Euro €1,250,000 on the first anniversary of closing which was paid to escrow on June 23, 2021, (iv) a payment of Euro €750,000 on the first anniversary of closing which may be paid in cash or common shares at the option of the Company, and (v) an earn-out payment based on the performance of Vedatis.
Vedatis S P A [Member] | Business combinations [member]
IfrsStatementLineItems [Line Items]
Revenue							129,270
Net income (loss)							1,293,335
Tabwire E P A [Member]
IfrsStatementLineItems [Line Items]
Description of acquisition				i) a cash payment of USD $5,000,000, subject to an accounts receivable adjustment, which was paid on June 23, 2021, and (ii) the issuance of USD $6,000,000 of common shares of the Company, for which 790,094 common shares were issued on June 21, 2021.
Tabwire E P A [Member] | Business combinations [member]
IfrsStatementLineItems [Line Items]
Revenue							176,534
Net income (loss)							170,391
Game Knot E P A [Member]
IfrsStatementLineItems [Line Items]
Description of acquisition			i) a cash payment of USD $1,500,000 which was paid on August 30, 2021, (ii) the issuance of USD $750,000 of common shares of the Company, for which 165,425 common shares were issued on August 30, 2021 (iii) a payment of USD $500,000 on the six-month anniversary of closing which may be paid in cash or common shares at the option of the Company.
Game Knot E P A [Member] | Business combinations [member]
IfrsStatementLineItems [Line Items]
Revenue							168,866
Net income (loss)							146,625
Addicting Games S P A [Member]
IfrsStatementLineItems [Line Items]
Description of acquisition		i) a cash payment of USD $10,000,000, subject to a working capital adjustment and other adjustments, of which USD $10,090,533 was paid in September (inclusive of estimated working capital and other adjustments), (ii) the issuance of USD $12,000,000 of common shares of the Company, for which 2,661,164 common shares were issued on September 3, 2021, (iii) a cash payment of USD $7,000,000 on the first anniversary of closing which may be paid in cash or common shares at the option of the Company, and (iv) a payment of USD $3,800,000 on the second anniversary of closing which may be paid in cash or common shares at the option of the Company.
Addicting Games S P A [Member] | Business combinations [member]
IfrsStatementLineItems [Line Items]
Revenue							2,765,343
Net income (loss)							681,426
Outplayed M A [Member]
IfrsStatementLineItems [Line Items]
Description of acquisition	i) a cash payment of USD $7,500,000, subject to working capital and other adjustments, of which USD $7,216,958 was paid on November 23, 2021 (inclusive of estimated working capital and other adjustments), (ii) the issuance of 5,200,000 of common shares of the Company, for which 5,164,223 common shares were issued on December 31, 2021 and 35,770 common shares were issued on February 14, 2022 (Note 29), (iii) a payment of USD $8,500,000 on the first anniversary of closing which may be paid in cash or common shares at the option of the Company, (iv) a payment of USD $8,500,000 on the second anniversary of closing which may be paid in cash or common shares at the option of the Company, (v) a first anniversary earn-out payment of USD $6,000,000 based on the performance of Outplayed, and (vi) a second anniversary earn-out payment of USD $6,000,000 based on the performance of Outplayed.
Outplayed M A [Member] | Business combinations [member]
IfrsStatementLineItems [Line Items]
Revenue							1,411,255
Net income (loss)							960,160
Omnia S P A [Member]
IfrsStatementLineItems [Line Items]
Description of acquisition						(i) a cash payment of $11,000,000, subject to a $500,000 working capital adjustment and holdbacks of which $10,500,000 was paid on the acquisition date, (ii) the issuance of 18,250,000 common shares (the “Share Consideration”) of the Company, which are subject to resale restrictions of: 50% after 180 days; 25% after 270 days; and 25% after 360 days, and (iii) a vendor-take-back loan (“VTB loan”) with a face value of $5,750,000, which bears interest at 9% per annum, compounded annually, and matures 36 months after the acquisition date.
Omnia S P A [Member] | Business combinations [member]
IfrsStatementLineItems [Line Items]
Revenue							40,966,601
Net income (loss)							$ 528,664